Intangible and EIP Receivable (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		11 Months Ended
	Apr. 30, 2015	Mar. 31, 2012	Dec. 31, 2017
AG for Waterfowl Option on Intangible [Member]
Disclosure of detailed information about intangible assets [line items]
Warrant available to purchase common share		1,249,315
Share price		$ 1.3007
Maturity date	Feb. 28, 2017	Dec. 31, 2015
EIP Receivable Discount Rate	9.75%
EIP Receivable Recovery Period	15 years
EIP Receivable Initial Recognition	$ 564
Loss incurred	$ 1,324
EIP Option on Intangible [Member]
Disclosure of detailed information about intangible assets [line items]
Loss incurred			$ 469
Annual option payments			250
EIP Option on Intangible [Member] | Land [Member]
Disclosure of detailed information about intangible assets [line items]
Initial recognition			2,320
EIP Option on Intangible [Member] | Cash [Member]
Disclosure of detailed information about intangible assets [line items]
Initial recognition			$ 810